Merger - Schedule of Number of Legacy Apexigen Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Exercise of common stock options (Shares)	75,550
Legacy Apexigen [Member]
Business Acquisition [Line Items]
Common stock,shares	177,132,923	30,521,693
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020		145,130,628
Common Stock Shares effected for Exchange Ratio	18,147,032	3,126,980
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020 (Ratio)		14,868,374
Legacy Apexigen [Member] | Twenty Twenty Two Stock Options [Member]
Business Acquisition [Line Items]
Exercise of common stock options (Shares)	702,074
Exercise of common stock restricted awards—2022 (pre-Closing)	229,556
Exercise of common stock options (Ratio)	71,922
Exercise of common stock restricted awards—2022 (pre-Closing) (Ratio)	23,518
Legacy Apexigen [Member] | Twenty Twenty One Stock Options [Member]
Business Acquisition [Line Items]
Exercise of common stock options (Shares)	548,972
Exercise of common stock options (Ratio)	56,238